COMMITMENTS (Tables)	12 Months Ended
Jan. 31, 2020
COMMITMENTS [abstract]
Schedule of future minimum payments
	Third Parties	Related Parties	Total
2021	$285,908	$1,253,192	$1,539,100
2022	$227,321	$1,128,192	$1,355,513
2023	$232,961	$1,128,192	$1,361,153
2024	$224,513	$1,053,192	$1,277,705
Thereafter	$522,473	—	522,473
	$1,493,176	$4,562,768	$6,055,944